Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	₩ 13,149	₩ 12,302
Non-current financial assets at amortized costs	1,273	1,307
Financial assets at amortized costs	14,422	13,609
Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	13,149	12,302
Non-current financial assets at amortized costs	1,273	1,307
Financial assets at amortized costs	14,422	13,609
Government grants
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,422	1,609
Government bonds | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,422	1,609
Government bonds | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Government bonds | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	13,000	12,000
Others | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	13,000	12,000
Others | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 0	₩ 0